Note 12 - Stockholders' Equity - Change in Stockholders' Equity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Balance	$ 2,482,072	$ 4,040,659	$ 4,040,659	$ 8,596,466
Share based compensation	11,258	45,897	2,721,899	2,050,861
Expenses paid in connection with ESOUSA transaction		(5,000)
Net income (loss)	290,422	(1,377,444)	(5,976,488)	(6,564,643)
Comprehensive loss - foreign currency translation	18,583	130,813	14,777	(42,025)
ESOUSA transaction	2,000,000
Balance	$ 4,802,335	$ 2,834,927	$ 2,482,072	$ 4,040,659
Common Stock [Member]
Balance (in shares)	4,997,349	4,111,082	4,111,082	3,863,019
Balance	$ 499.28	$ 410.66	$ 410.66	$ 386.30
Share based compensation (in shares)	807	14,672	334,654	248,063
Share based compensation	$ 0.08	$ 1.47	$ 33.47	$ 24.36
Expenses paid in connection with ESOUSA transaction
Net income (loss)
Comprehensive loss - foreign currency translation
ESOUSA transaction (in shares)	200,000
ESOUSA transaction	$ 20
Balance (in shares)	5,198,156	4,125,754	4,997,349	4,111,082
Balance	$ 519.37	$ 412.13	$ 499.28	$ 410.66
Additional Paid-in Capital [Member]
Balance	189,700,103	185,297,069	185,297,069	183,246,232
Share based compensation	11,258	45,896	2,721,865	2,050,837
Expenses paid in connection with ESOUSA transaction		(5,000)
Net income (loss)
Comprehensive loss - foreign currency translation
ESOUSA transaction	1,999,980
Balance	191,711,341	185,337,965	189,700,103	185,297,069
AOCI Attributable to Parent [Member]
Balance	(2,259,410)	(2,274,187)	(2,274,187)	(2,232,163)
Share based compensation
Expenses paid in connection with ESOUSA transaction
Net income (loss)
Comprehensive loss - foreign currency translation	18,583	130,813	14,777	(42,024)
ESOUSA transaction
Balance	(2,240,828)	(2,143,374)	(2,259,410)	(2,274,187)
Noncontrolling Interest [Member]
Balance	(267,053)	(231,999)	(231,999)	(125,737)
Share based compensation
Expenses paid in connection with ESOUSA transaction
Net income (loss)	(14,140)	(11,228)	(35,054)	(106,262)
Comprehensive loss - foreign currency translation
ESOUSA transaction
Balance	(281,193)	(243,227)	(267,053)	(231,999)
Retained Earnings [Member]
Balance	(184,692,067)	(178,750,633)	(178,750,633)	(172,292,252)
Share based compensation
Expenses paid in connection with ESOUSA transaction
Net income (loss)	304,562	(1,366,216)	(5,941,434)	(6,458,382)
Comprehensive loss - foreign currency translation
ESOUSA transaction
Balance	$ (184,387,504)	$ (180,116,849)	$ (184,692,067)	$ (178,750,633)